INCOME TAXES - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Changes in the balance of gross unrecognized tax benefits
Gross unrecognized tax benefits, beginning of year	$ 9,872	$ 8,742	$ 24,755
Increases related to tax positions taken during the current year	1,828	2,919	1,889
Increases as a result of business combinations	0	0	286
Increases related to tax positions taken during prior years	0	18	0
Increases (decreases) related to foreign currency exchange rates	256	272	1,073
Reductions for spin-off from Verint	(1,439)	0	0
Reductions for tax positions of prior years	0	(537)	(13,623)
Reductions for settlements with tax authorities	0	0	(4,133)
Lapses of statutes of limitations	0	(1,542)	(1,505)
Gross unrecognized tax benefits, end of year	$ 10,517	$ 9,872	$ 8,742